CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Feb. 06, 2017	Dec. 31, 2015
Principal	$ 535,000
Accrued Interest	6,283
Debt Discount	(420,326)	$ (75,888)		$ 0
Convertible notes payable	120,957
8% Convertible Notes Payable Due November 6, 2017 [Member]
Principal			$ 200,000
Power Up Lending Group Ltd. [Member] | 8% Convertible Promissory Note Due September 30, 2017 [Member]
Principal	77,000	77,000
Accrued Interest	1,586	68
Debt Discount	$ (50,870)	$ (75,888)
Interest Rate	8.00%	8.00%
Maturity	Sep. 30, 2017	Sep. 30, 2017
Convertible notes payable	$ 27,716	$ 1,180
Power Up Lending Group Ltd. [Member] | 8% Convertible Notes Payable Due November 30, 2017 [Member]
Principal	53,000
Accrued Interest	441
Debt Discount	$ (45,858)
Interest Rate	8.00%
Maturity	Nov. 30, 2017
Convertible notes payable	$ 7,583
LABRYS FUND, LP Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member]
Principal	105,000
Accrued Interest	1,450
Debt Discount	$ (68,453)
Interest Rate	8.00%
Maturity	Jul. 27, 2017
Convertible notes payable	$ 37,997
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due November 6, 2017 [Member]
Principal	200,000
Accrued Interest	2,323
Debt Discount	$ (161,172)
Interest Rate	8.00%
Maturity	Nov. 06, 2017
Convertible notes payable	$ 41,151
Vista Capital Investments, LLC [Member] | 8% Convertible Notes Payable Due March 9, 2018 [Member]
Principal	100,000
Accrued Interest	483
Debt Discount	$ (93,973)
Interest Rate	8.00%
Maturity	Mar. 09, 2018
Convertible notes payable	$ 6,510